Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS
Cash		$ 9,912,327	$ 18,372
Restricted cash		24,298	24,649
Accounts receivable, net		213,772	176,607
Deferred contract costs		13,103
Amount due from a related party		17,486
Prepaid expenses and other current assets		295,559	122,676
Total current assets		10,476,545	342,304
NON-CURRENT ASSETS
Property and equipment, net		2,518	3,948
Deferred offering costs			478,108
Operating lease right-of-use assets		78,862	123,170
Other non-current assets		10,457	10,608
Prepayment for acquisition		210,704
Total non-current assets		302,541	615,834
TOTAL ASSETS		10,779,086	958,138
CURRENT LIABILITIES
Short-term bank loan		318,865	323,472
Accounts payable		34,190	31,350
Contract liabilities		30,024	215,768
Operating lease liabilities - current		46,190	42,277
Payroll payable		1,134,532	1,869,436
Warrant liabilities		902,287
Accrued expenses and other current liabilities		87,439	40,299
Total current liabilities		2,553,527	3,589,721
Operating lease liabilities - non-current		35,306	82,674
Total non-current liabilities		35,306	82,674
TOTAL LIABILITIES		2,588,833	3,672,395
SHAREHOLDERS’ EQUITY (DEFICIT)
Share subscription receivables			(3,125)
Additional paid-in capital		32,614,603	12,154,929
Accumulated deficit		(25,065,907)	(15,419,765)
Accumulated other comprehensive income		622,058	550,579
Total shareholders’ equity (deficit)		8,190,253	(2,714,257)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)		10,779,086	958,138
Common Class A [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares	[1]	18,604	2,230
Common Class B [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares		895	895
Related Party [Member]
CURRENT LIABILITIES
Amount due to related parties			$ 1,067,119

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 80-for-1 reverse share split for Class A ordinary share of Youxin Technology Ltd, which was effective on September 30, 2025.